Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales to external customers	$ 4,829,677	$ 5,252,144	$ 5,107,809	$ 4,833,934	$ 3,853,750	$ 4,140,069	$ 4,195,966	$ 3,654,842	$ 20,023,564	$ 15,844,627	$ 11,190,296
Depreciation expense									522,571	512,147	494,035
Amortization expense									67,829	70,455	72,388
Earnings (loss) before income taxes and noncontrolling interests									1,251,812	267,115	(413,978)
Segment assets	14,570,350				13,921,910				14,570,350	13,921,910	12,571,904
Capital expenditures									450,627	345,294	390,500
Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									13,960,245	10,860,760	7,159,512
Intercompany sales									2,405,590	1,719,937	1,027,167
Depreciation expense									371,984	370,458	357,722
Amortization expense										262	400
Earnings (loss) before income taxes and noncontrolling interests									1,703,933	778,946	(350,372)
Segment assets	6,243,965				5,969,846				6,243,965	5,969,846	5,446,028
Capital expenditures									181,178	186,236	217,690
Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,431,490	2,831,209	2,691,322
Intercompany sales									55,646	43,565	27,453
Depreciation expense									53,272	58,429	57,988
Amortization expense									38,743	40,745	40,705
Earnings (loss) before income taxes and noncontrolling interests									(60,282)	(173,433)	(112,800)
Segment assets	2,903,281				2,835,812				2,903,281	2,835,812	2,707,678
Capital expenditures									20,918	21,321	37,601
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,128,391	1,814,329	1,076,964
Intercompany sales									10,436,379	8,052,986	3,402,084
Depreciation expense									92,250	78,308	75,699
Amortization expense									28,215	28,577	30,412
Earnings (loss) before income taxes and noncontrolling interests									150,029	106,317	(76,965)
Segment assets	2,916,226				2,710,544				2,916,226	2,710,544	2,417,649
Capital expenditures									245,337	125,536	113,000
All Other [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									503,438	338,329	262,498
Intercompany sales									24,869	8,616	10,888
Depreciation expense									56	90	105
Amortization expense									871	871	871
Earnings (loss) before income taxes and noncontrolling interests									4,296	4,344	(14,130)
Segment assets	152,107				170,174				152,107	170,174	138,286
Capital expenditures									15	24	74
Corporate/Eliminations [Member]
Segment Reporting Information [Line Items]
Intercompany sales									(12,922,484)	(9,825,104)	(4,467,592)
Depreciation expense									5,009	4,862	2,521
Earnings (loss) before income taxes and noncontrolling interests									(546,164)	(449,059)	140,289
Segment assets	2,354,771				2,235,534				2,354,771	2,235,534	1,862,263
Capital expenditures									3,179	12,177	22,135
Sheet [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									5,967,756	4,952,236	2,877,140
Bar [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,733,716	2,668,706	2,042,471
Structural [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,049,907	1,633,203	1,275,795
Plate [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									$ 2,208,866	$ 1,606,615	$ 964,106